UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL
GOVERNMENT MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2009

Notes to Financial Statements

Investment in Government Portfolio, at value $14,889,509,300

1. Organization and Significant Accounting Policies

Western Asset Institutional Government Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (95.9% at August 31, 2009) in the net assets of the Portfolio. The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 disclosure and valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

Government Portfolio

Schedule of Investments (unaudited)	August 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.4%
U.S. Government & Agency Obligations — 84.2%
U.S. Government Agencies — 65.4%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$100,000,000	0.159% due 9/21/09 (a)	$99,997,280
100,000,000	0.360% due 9/25/09 (a)	99,996,705
40,000,000	0.244% due 11/9/09 (a)	40,000,000
75,000,000	1.700% due 11/10/09 (a)	75,000,000
125,000,000	1.250% due 11/12/09 (a)	125,000,000
60,000,000	0.123% due 11/20/09 (a)	59,969,084
150,000,000	1.250% due 11/24/09 (a)	150,000,000
75,000,000	1.200% due 12/15/09 (a)	75,071,555
60,500,000	0.360% due 12/21/09 (a)	60,321,396
25,000,000	0.730% due 1/4/10 (a)	25,000,000
75,000,000	0.370% due 3/5/10 (a)	75,000,000
200,000,000	0.360% due 3/12/10 (a)	200,085,857
100,000,000	0.320% due 4/28/10 (a)	100,000,000
100,000,000	0.620% due 7/15/10 (a)	99,991,233
50,000,000	0.900% due 7/16/10 (a)	50,000,000
150,000,000	0.520% due 7/23/10 (a)	149,500,186
80,000,000	0.200% due 7/27/10 (a)	79,999,403
110,000,000	0.312% due 7/28/10 (a)	110,000,000
250,000,000	0.270% due 8/10/10 (a)	249,952,332
97,000,000	0.840% due 9/17/10 (a)	96,434,144
50,000,000	0.518% due 12/23/10 (a)	50,000,000
50,000,000	0.513% due 1/20/11 (a)	50,000,000
100,000,000	0.220% due 2/7/11 (a)	99,999,990
25,000,000	0.500% due 7/27/11 (a)	25,000,000
	Discount Notes:
40,000,000	1.518% due 9/9/09 (b)	39,986,667
20,000,000	2.957% due 9/15/09 (b)	19,977,600
25,000,000	0.200% due 9/28/09 (b)	24,996,250
25,000,000	0.200% due 9/30/09 (b)	24,995,972
28,050,000	0.733% due 10/5/09 (b)	28,030,661
50,000,000	1.623% due 10/22/09 (b)	49,886,667
50,000,000	1.937% due 11/9/09 (b)	49,817,917
35,000,000	2.146% due 11/18/09 (b)	34,840,750
75,000,000	1.678% due 12/2/09 (b)	74,683,750
30,000,000	0.806% due 12/21/09 (b)	29,926,000
40,000,000	0.705% due 12/22/09 (b)	39,912,889
25,000,000	0.786% due 1/5/10 (b)	24,931,750
100,000,000	Notes, 0.930% due 2/19/10 (a)	99,967,100
	Federal Home Loan Bank (FHLB):
	Bonds:
100,000,000	0.516% due 9/4/09 (a)	99,998,087
50,000,000	4.625% due 9/9/09	50,046,537
100,000,000	4.500% due 9/15/09	100,159,600
50,000,000	0.530% due 10/5/09 (a)	50,000,000
100,000,000	0.227% due 1/13/10 (a)	99,912,813
50,000,000	0.310% due 2/5/10 (a)	49,994,101
150,000,000	0.401% due 6/29/10 (a)	150,000,000
	Discount Notes:
89,045,000	0.165% - 0.175% due 9/4/09 (b)	89,043,728
238,000,000	0.170% - 0.180% due 9/9/09 (b)	237,990,925
43,700,000	0.205% due 9/11/09 (b)	43,697,512

See Notes to Schedule of Investments.

1

Government Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 65.4% (continued)
$141,527,000	0.200% due 9/15/09 (b)	$141,515,992
50,000,000	0.209% due 9/16/09 (b)	49,995,646
73,600,000	0.522% due 9/29/09 (b)	73,570,233
33,240,000	0.406% due 10/2/09 (b)	33,228,408
50,000,000	0.220% due 10/5/09 (b)	49,989,611
25,000,000	0.723% due 10/8/09 (b)	24,981,500
152,600,000	0.200% due 10/9/09 (b)	152,567,784
25,000,000	0.220% due 10/21/09 (b)	24,992,361
237,000,000	0.150% - 0.200% due 10/30/09 (b)	236,934,608
235,107,000	0.200% due 11/4/09 (b)	235,023,406
50,000,000	0.200% due 11/6/09 (b)	49,981,667
50,000,000	0.200% due 11/12/09 (b)	49,980,000
77,008,000	0.784% - 0.805% due 11/18/09 (b)	76,876,340
33,370,000	0.784% due 11/20/09 (b)	33,312,159
37,715,000	1.813% due 11/24/09 (b)	37,558,357
75,000,000	0.170% due 11/27/09 (b)	74,969,188
58,000,000	0.351% due 12/4/09 (b)	57,946,994
25,000,000	0.815% due 12/30/09 (b)	24,932,500
50,000,000	0.512% due 1/12/10 (b)	49,905,792
40,000,000	0.512% due 1/15/10 (b)	39,922,933
40,000,000	0.305% - 0.320% due 1/20/10 (b)	39,950,748
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
86,100,000	0.200% due 9/8/09 (b)(c)	86,096,652
233,994,000	0.160% - 0.693% due 9/14/09 (b)(c)	233,973,063
50,000,000	0.703% due 9/21/09 (b)(c)	49,980,555
50,000,000	0.441% due 10/5/09 (b)(c)	49,979,222
97,000,000	0.220% - 3.168% due 10/13/09 (b)(c)	96,908,603
142,950,000	0.210% - 0.346% due 10/19/09 (b)(c)	142,892,676
199,000,000	0.250% due 10/20/09 (b)(c)	198,932,285
148,827,000	0.240% - 2.125% due 11/9/09 (b)(c)	148,538,913
200,000,000	0.300% due 12/15/09 (b)(c)	199,825,000
50,000,000	0.275% due 12/21/09 (b)(c)	49,957,604
125,000,000	0.502% due 12/31/09 (b)(c)	124,789,931
148,008,000	0.331% due 1/6/10 (b)(c)	147,835,694
75,000,000	0.877% due 1/8/10 (b)(c)	74,766,187
75,000,000	0.310% - 0.321% due 1/19/10 (b)(c)	74,907,639
47,486,000	0.305% - 0.321% due 1/20/10 (b)(c)	47,427,218
25,000,000	0.305% due 1/25/10 (b)(c)	24,969,076
50,000,000	0.351% due 2/2/10 (b)(c)	49,925,139
	Notes:
75,000,000	0.243% due 9/18/09 (a)(c)	75,000,000
25,000,000	0.259% due 9/18/09 (a)(c)	24,999,865
50,000,000	0.249% due 9/21/09 (a)(c)	50,000,000
100,000,000	0.437% due 12/7/09 (a)(c)	99,903,764
50,000,000	0.410% due 7/12/10 (a)(c)	50,000,000
50,000,000	0.405% due 7/14/10 (a)(c)	49,996,603
100,000,000	0.630% due 9/3/10 (a)(c)	99,969,784
50,000,000	0.580% due 9/24/10 (a)(c)	50,041,968
50,000,000	0.352% due 5/5/11 (a)(c)	49,973,909
	Federal National Mortgage Association (FNMA):
	Discount Notes:
25,000,000	3.082% due 9/1/09 (b)(c)	25,000,000
100,000,000	0.200% - 0.703% due 9/14/09 (b)(c)	99,983,750
150,000,000	0.170% due 9/21/09 (b)(c)	149,985,833
140,000,000	0.602% - 2.244% due 9/25/09 (b)(c)	139,927,167

See Notes to Schedule of Investments.

2

Government Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 65.4% (continued)
$30,685,000	0.451% due 10/1/09 (b)(c)	$30,673,493
50,000,000	0.734% due 10/5/09 (b)(c)	49,965,528
60,000,000	0.210% due 10/14/09 (b)(c)	59,984,950
40,000,000	0.200% due 10/26/09 (b)(c)	39,987,778
150,000,000	0.200% due 11/2/09 (b)(c)	149,948,334
200,000,000	0.200% due 11/4/09 (b)(c)	199,928,889
125,000,000	0.703% due 11/6/09 (b)(c)	124,839,583
69,634,000	0.300% due 11/12/09 (b)(c)	69,592,220
50,000,000	0.300% due 11/16/09 (b)(c)	49,968,333
50,000,000	0.461% due 12/21/09 (b)(c)	49,929,083
50,655,000	0.431% due 12/22/09 (b)(c)	50,587,235
122,632,000	0.542% - 0.582% due 12/28/09 (b)(c)	122,409,697
50,000,000	0.542% due 12/29/09 (b)(c)	49,910,750
50,000,000	0.522% due 12/30/09 (b)(c)	49,913,333
100,000,000	0.421% - 0.603% due 12/31/09 (b)(c)	99,828,583
25,000,000	0.315% due 1/6/10 (b)(c)	24,972,219
100,000,000	0.310% due 1/11/10 (b)(c)	99,886,333
22,000,000	0.300% due 1/13/10 (b)(c)	21,975,433
75,000,000	0.321% due 1/14/10 (b)(c)	74,910,000
75,000,000	0.300% - 0.310% due 1/20/10 (b)(c)	74,910,896
87,000,000	0.300% due 1/27/10 (b)(c)	86,892,700
	Notes:
75,000,000	0.380% due 9/3/09 (a)(c)	75,000,000
15,000,000	6.625% due 9/15/09 (c)	15,021,976
50,000,000	0.454% due 1/21/10 (a)(c)	50,000,000
50,000,000	3.250% due 2/10/10 (c)	50,640,033
100,000,000	0.400% due 7/13/10 (a)(c)	99,991,362
100,000,000	0.422% due 8/5/10 (a)(c)	99,955,045
100,000,000	0.334% due 5/13/11 (a)(c)	99,983,041

	Total U.S. Government Agencies	10,155,347,595

U.S. Treasury Bills — 17.2%
	U.S. Treasury Bills:
650,000,000	0.175% - 0.200% due 9/24/09 (b)	649,925,409
150,000,000	0.180% due 10/1/09 (b)	149,977,500
200,000,000	0.175% due 10/8/09 (b)	199,964,028
600,000,000	0.175% - 0.185% due 10/15/09 (b)	599,870,444
50,000,000	0.185% due 10/22/09 (b)	49,986,896
175,000,000	0.300% - 0.305% due 10/29/09 (b)	174,914,611
125,000,000	0.331% due 11/5/09 (b)	124,925,521
350,000,000	0.170% - 0.638% due 11/19/09 (b)	349,795,643
72,795,000	0.300% due 11/27/09 (b)	72,742,224
50,000,000	0.346% due 12/10/09 (b)	49,952,083
50,000,000	0.709% due 12/17/09 (b)	49,895,229
50,000,000	0.285% due 2/11/10 (b)	49,935,479
50,000,000	0.275% due 2/18/10 (b)	49,935,069
25,000,000	0.705% due 3/11/10 (b)	24,907,153
75,000,000	0.502% due 6/10/10 (b)	74,706,250

	Total U.S. Treasury Bills	2,671,433,539

U.S. Treasury Notes — 1.6%
	U.S. Treasury Notes:
50,000,000	3.500% due 12/15/09	50,454,018

See Notes to Schedule of Investments.

3

Government Portfolio

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face
Amount	Security	Value

U.S. Treasury Notes — 1.6% (continued)
$200,000,000	3.500% due 2/15/10	$202,895,235

	Total U.S. Treasury Notes	253,349,253

	Total U.S. Government & Agency Obligations	13,080,130,387

Repurchase Agreements — 16.2%
250,000,000	Bank of America N.A., tri-party repurchase agreement, dated 8/31/09, 0.180%
	due 9/1/09; Proceeds at maturity - $250,001,250 (Fully collateralized by
	various U.S. government agency obligations, 1.750% to 4.000% due
	9/30/09 to 3/31/14; Market value - $255,000,067)	250,000,000
1,400,000,000	Barclays Capital Inc., tri-party repurchase agreement dated, 8/31/09, 0.210%
	due 9/1/09; Proceeds at maturity - $1,400,008,167; (Fully collateralized by
	U.S. government obligations, 4.250% to 6.875% due 1/15/10 to 8/15/25;
	Market value - $1,428,000,027)	1,400,000,000
869,314,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/31/09,
	0.200% due 9/1/09; Proceeds at maturity - $869,318,830 (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	5.000% due 3/08/10 to 4/18/17; Market value - $886,700,301)	869,314,000

	Total Repurchase Agreements	2,519,314,000

	TOTAL INVESTMENTS — 100.4% (Cost — $15,599,444,387#)	15,599,444,387
	Liabilities in Excess of Other Assets — (0.4)%	(69,568,894)

	TOTAL NET ASSETS — 100.0%	$15,529,875,493

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Government Portfolio (the “Portfolio”), is a no-load diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At August 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the “1940 Act”, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$15,599,444,387	—	$15,599,444,387

†       See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2009, the Portfolio did not invest in Swaps, Options or Futures and does not have any current intention to do so in the future.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	October 26, 2009